Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2021	2022
	RMB’000	RMB’000

Cost:
Miners for Bitcoin	-	104,971

Total cost	-	104,971

Less: Accumulated depreciation	-	12,528

Property and equipment, net	-	92,443